Accounts Payable and Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2023
Accounts Payable And Accrued Expenses [abstract]
Schedule of Accounts Payable and Accrued Expenses
	September 30,
	2023 (unaudited)	December 31, 2022
Accounts payable	$1,504,273	$1,333,044
Accrued liabilities	1,463,834	1,236,942
Payroll liabilities	136,349	346,693
	$3,104,456	$2,916,679